Organization - Schedule of Company’s Principal Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Finfront Holding Company (“Finfront”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Jul. 22, 2021
Place of incorporation		Cayman Islands
Percentage of direct or indirect ownership by the Company		100.00%	100.00%
Principal activities		Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Oct. 22, 2021
Place of incorporation		Singapore
Percentage of direct or indirect ownership by the Company		100.00%	100.00%
Principal activities		Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales
Ethereal Tech US Corporation (“Ethereal US”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Dec. 15, 2021
Place of incorporation		United States
Percentage of direct or indirect ownership by the Company		100.00%	100.00%
Principal activities		Provision of self-mining activities and mining equipment sales
Ethereal Tech ME Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Aug. 20, 2024
Place of incorporation		United Arab Emirates (“UAE”)
Percentage of direct or indirect ownership by the Company		100.00%
Principal activities		Provision of cloud mining services, self-mining activities, miner hosting services and mining equipment sales
Finfront Tech Company [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Jun. 28, 2024
Place of incorporation		Cayman Islands
Percentage of direct or indirect ownership by the Company		100.00%
Principal activities		Investment holding
Cloudmap Tech Group Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion		Jun. 11, 2024
Place of incorporation		Hong Kong Special Administrative Region
Percentage of direct or indirect ownership by the Company		100.00%
Principal activities		Investment holding
Lonshi Tech Canada Limited (“Lonshi”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	[1]	Nov. 22, 2022
Place of incorporation	[1]	Canada
Percentage of direct or indirect ownership by the Company	[1]		100.00%
Principal activities	[1]	Dormant

[1]	The entity was dissolved during the year.